Investments (Gross Gains And Losses Realized) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments [Abstract]
Gross realized gains	$ 1,776	$ 3,763	$ 1,397
Gross realized losses	(246)	(7)
Investment security gains (losses)	$ 1,530	$ 3,756	$ 1,397